Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Components of Accumulated Other Comprehensive Income (Loss)

The following table presents the components of accumulated other comprehensive income (loss) as of December 31, 2012, 2013 and 2014:

	Year Ended December 31, 2012			Year Ended December 31, 2013			Year Ended December 31, 2014
	US$			US$			US$
	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)
Beginning balance	1,976	79	2,055	3,923	(258)	3,665	4,556	(461)	4,095
Current-period change	1,947	(337)	1,610	633	(203)	430	(1,202)	(388)	(1,590)

Ending balance	3,923	(258)	3,665	4,556	(461)	4,095	3,354	(849)	2,505